Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

9.  Inventories

An analysis of inventories at December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Spare parts and accessories of flight equipment	Ps.	294,390	Ps.	289,737	Ps.	285,185
Miscellaneous supplies		7,518		7,534		9,665
	Ps.	301,908	Ps.	297,271	Ps.	294,850

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. During the years ended as of December 31, 2019, 2018 and 2017, the amount of consumption of inventories, recorded as an operating expense as part of maintenance expense was Ps.284,687,  Ps.290,206 and Ps.242,265, respectively.